Loan and lease operations - Schedule of Reconciliation of Expected Loan Losses for Loan Operations and Lease Operations (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Financial assets at beginning of period	R$ 2,673,301
Financial assets at end of period	2,880,511	R$ 2,673,301
Impairment | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Financial assets at beginning of period	(49,024)	(50,863)
Impairment loss (reversal of impairment loss) recognised in profit or loss	32,617	29,468
Write-off	(33,300)	(31,307)
Financial assets at end of period	(48,341)	(49,024)
Impairment | Individual Borrowers | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Financial assets at beginning of period	(29,909)	(29,051)
Impairment loss (reversal of impairment loss) recognised in profit or loss	25,378	25,014
Write-off	(25,110)	(24,156)
Financial assets at end of period	(30,177)	(29,909)
Impairment | Corporate Borrowers | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Financial assets at beginning of period	(11,081)	(15,199)
Impairment loss (reversal of impairment loss) recognised in profit or loss	5,648	1,477
Write-off	(5,139)	(5,595)
Financial assets at end of period	(11,590)	(11,081)
Impairment | Foreign Loans In Latin America | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Financial assets at beginning of period	(8,034)	(6,613)
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,591	2,977
Write-off	(3,051)	(1,556)
Financial assets at end of period	(6,574)	(8,034)
Stage 1 | Impairment | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Financial assets at beginning of period	(10,941)	(8,743)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(3,637)	1,512
Write-off	0	0
Financial assets at end of period	(9,823)	(10,941)
Stage 1 | Impairment | Transfer to stage 2 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	(2,106)	(1,571)
Stage 1 | Impairment | Transfer to stage 3 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	(297)	(65)
Stage 1 | Impairment | Cure from stage 2 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	4,328	2,266
Stage 1 | Impairment | Cure from stage 3 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	594	56
Stage 1 | Impairment | Individual Borrowers | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Financial assets at beginning of period	(6,297)	(4,923)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(1,009)	707
Write-off	0	0
Financial assets at end of period	(6,385)	(6,297)
Stage 1 | Impairment | Individual Borrowers | Transfer to stage 2 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	(1,420)	(1,131)
Stage 1 | Impairment | Individual Borrowers | Transfer to stage 3 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	(176)	(18)
Stage 1 | Impairment | Individual Borrowers | Cure from stage 2 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	2,617	1,809
Stage 1 | Impairment | Individual Borrowers | Cure from stage 3 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	76	7
Stage 1 | Impairment | Corporate Borrowers | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Financial assets at beginning of period	(2,010)	(1,929)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(694)	(48)
Write-off	0	0
Financial assets at end of period	(1,596)	(2,010)
Stage 1 | Impairment | Corporate Borrowers | Transfer to stage 2 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	(339)	(217)
Stage 1 | Impairment | Corporate Borrowers | Transfer to stage 3 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	(45)	(28)
Stage 1 | Impairment | Corporate Borrowers | Cure from stage 2 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	634	328
Stage 1 | Impairment | Corporate Borrowers | Cure from stage 3 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	30	46
Stage 1 | Impairment | Foreign Loans In Latin America | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Financial assets at beginning of period	(2,634)	(1,891)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(1,934)	853
Write-off	0	0
Financial assets at end of period	(1,842)	(2,634)
Stage 1 | Impairment | Foreign Loans In Latin America | Transfer to stage 2 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	(347)	(223)
Stage 1 | Impairment | Foreign Loans In Latin America | Transfer to stage 3 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	(76)	(19)
Stage 1 | Impairment | Foreign Loans In Latin America | Cure from stage 2 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	1,077	129
Stage 1 | Impairment | Foreign Loans In Latin America | Cure from stage 3 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	488	3
Stage 2 | Impairment | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Financial assets at beginning of period	(9,603)	(10,185)
Impairment loss (reversal of impairment loss) recognised in profit or loss	10,934	6,872
Write-off	0	0
Financial assets at end of period	(12,433)	(9,603)
Stage 2 | Impairment | Cure to Stage 1 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	(4,328)	(2,266)
Stage 2 | Impairment | Transfer from Stage 1 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	2,106	(1,571)
Stage 2 | Impairment | Transfer to stage 3 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	(8,712)	(7,170)
Stage 2 | Impairment | Cure from stage 3 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	2,830	411
Stage 2 | Impairment | Individual Borrowers | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Financial assets at beginning of period	(5,882)	(6,127)
Impairment loss (reversal of impairment loss) recognised in profit or loss	7,571	5,049
Write-off	0	0
Financial assets at end of period	(8,501)	(5,882)
Stage 2 | Impairment | Individual Borrowers | Cure to Stage 1 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	(2,617)	(1,809)
Stage 2 | Impairment | Individual Borrowers | Transfer from Stage 1 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	1,420	(1,131)
Stage 2 | Impairment | Individual Borrowers | Transfer to stage 3 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	(5,460)	(4,769)
Stage 2 | Impairment | Individual Borrowers | Cure from stage 3 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	1,705	153
Stage 2 | Impairment | Corporate Borrowers | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Financial assets at beginning of period	(2,093)	(2,561)
Impairment loss (reversal of impairment loss) recognised in profit or loss	2,275	982
Write-off	0	0
Financial assets at end of period	(2,403)	(2,093)
Stage 2 | Impairment | Corporate Borrowers | Cure to Stage 1 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	(634)	(328)
Stage 2 | Impairment | Corporate Borrowers | Transfer from Stage 1 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	339	(217)
Stage 2 | Impairment | Corporate Borrowers | Transfer to stage 3 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	(2,313)	(1,473)
Stage 2 | Impairment | Corporate Borrowers | Cure from stage 3 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	643	134
Stage 2 | Impairment | Foreign Loans In Latin America | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Financial assets at beginning of period	(1,628)	(1,497)
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,088	841
Write-off	0	0
Financial assets at end of period	(1,529)	(1,628)
Stage 2 | Impairment | Foreign Loans In Latin America | Cure to Stage 1 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	(1,077)	(129)
Stage 2 | Impairment | Foreign Loans In Latin America | Transfer from Stage 1 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	347	(223)
Stage 2 | Impairment | Foreign Loans In Latin America | Transfer to stage 3 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	(939)	(928)
Stage 2 | Impairment | Foreign Loans In Latin America | Cure from stage 3 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	482	124
Stage 3 | Impairment | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Financial assets at beginning of period	(28,480)	(31,935)
Impairment loss (reversal of impairment loss) recognised in profit or loss	25,320	21,084
Write-off	(33,300)	(31,307)
Financial assets at end of period	(26,085)	(28,480)
Stage 3 | Impairment | Cure to Stage 1 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	(594)	(56)
Stage 3 | Impairment | Transfer from Stage 1 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	297	(65)
Stage 3 | Impairment | Transfer from Stage 2 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	8,712	7,170
Stage 3 | Impairment | Cure to Stage 2 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	(2,830)	(411)
Stage 3 | Impairment | Individual Borrowers | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Financial assets at beginning of period	(17,730)	(18,001)
Impairment loss (reversal of impairment loss) recognised in profit or loss	18,816	19,258
Write-off	(25,110)	(24,156)
Financial assets at end of period	(15,291)	(17,730)
Stage 3 | Impairment | Individual Borrowers | Cure to Stage 1 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	(76)	(7)
Stage 3 | Impairment | Individual Borrowers | Transfer from Stage 1 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	176	(18)
Stage 3 | Impairment | Individual Borrowers | Transfer from Stage 2 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	5,460	4,769
Stage 3 | Impairment | Individual Borrowers | Cure to Stage 2 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	(1,705)	(153)
Stage 3 | Impairment | Corporate Borrowers | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Financial assets at beginning of period	(6,978)	(10,709)
Impairment loss (reversal of impairment loss) recognised in profit or loss	4,067	543
Write-off	(5,139)	(5,595)
Financial assets at end of period	(7,591)	(6,978)
Stage 3 | Impairment | Corporate Borrowers | Cure to Stage 1 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	(30)	(46)
Stage 3 | Impairment | Corporate Borrowers | Transfer from Stage 1 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	45	(28)
Stage 3 | Impairment | Corporate Borrowers | Transfer from Stage 2 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	2,313	1,473
Stage 3 | Impairment | Corporate Borrowers | Cure to Stage 2 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	(643)	(134)
Stage 3 | Impairment | Foreign Loans In Latin America | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Financial assets at beginning of period	(3,772)	(3,225)
Impairment loss (reversal of impairment loss) recognised in profit or loss	2,437	1,283
Write-off	(3,051)	(1,556)
Financial assets at end of period	(3,203)	(3,772)
Stage 3 | Impairment | Foreign Loans In Latin America | Cure to Stage 1 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	(488)	(3)
Stage 3 | Impairment | Foreign Loans In Latin America | Transfer from Stage 1 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	76	(19)
Stage 3 | Impairment | Foreign Loans In Latin America | Transfer from Stage 2 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	939	928
Stage 3 | Impairment | Foreign Loans In Latin America | Cure to Stage 2 | Expected Credit Losses
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through transfers, financial assets	R$ (482)	R$ (124)